Restructuring Charges - Activity and Liability Balances (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended						9 Months Ended	12 Months Ended						9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012 Restructuring Plan 2011 [Member]	Oct. 31, 2011 Restructuring Plan 2011 [Member]	Oct. 31, 2011 Restructuring Plan 2009 [Member]	Oct. 31, 2010 Restructuring Plan 2009 [Member]	Jul. 31, 2013 Workforce [Member]	Oct. 31, 2012 Workforce [Member]	Oct. 31, 2011 Workforce [Member]	Oct. 31, 2012 Workforce [Member] Restructuring Plan 2011 [Member]	Oct. 31, 2011 Workforce [Member] Restructuring Plan 2011 [Member]	Oct. 31, 2011 Workforce [Member] Restructuring Plan 2009 [Member]	Oct. 31, 2010 Workforce [Member] Restructuring Plan 2009 [Member]	Jul. 31, 2013 Facility & Other [Member]	Oct. 31, 2012 Facility & Other [Member]	Oct. 31, 2011 Facility & Other [Member]	Oct. 31, 2012 Facility & Other [Member] Restructuring Plan 2011 [Member]	Oct. 31, 2011 Facility & Other [Member] Restructuring Plan 2011 [Member]	Oct. 31, 2011 Facility & Other [Member] Restructuring Plan 2009 [Member]	Oct. 31, 2010 Facility & Other [Member] Restructuring Plan 2009 [Member]
Restructuring Reserve Disclosures [Abstract]
Beginning Balance	$ 12,191	$ 7,308		$ 7,308		$ 8,319	$ 13,909	$ 5,335	$ 1,076		$ 1,076		$ 4,918	$ 9,958	$ 6,856	$ 6,232		$ 6,232		$ 3,401	$ 3,951
Charged to expense	17,431	13,602	8,038	13,602	8,038	1,048	10,015	15,801	9,721	1,389	9,721	1,389	816	8,339	1,630	3,881	6,649	3,881	6,649	232	1,676
Cash payments	(14,258)	(8,719)	(730)	(8,719)	(730)	(7,274)	(15,246)	(10,101)	(5,462)	(313)	(5,462)	(313)	(5,757)	(13,020)	(4,157)	(3,257)	(417)	(3,257)	(417)	(1,517)	(2,226)
Adjustments to accrual	(553)					(2,118)	(425)							(425)	(553)					(2,118)
Foreign currency translation						25	66						23	66						2
Ending Balance	$ 14,811	$ 12,191	$ 7,308	$ 12,191	$ 7,308		$ 8,319	$ 11,035	$ 5,335	$ 1,076	$ 5,335	$ 1,076		$ 4,918	$ 3,776	$ 6,856	$ 6,232	$ 6,856	$ 6,232		$ 3,401